July 30, 2021

Supplement

SUPPLEMENT DATED JULY 30, 2021 TO THE PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
INCOME PLUS PORTFOLIO (the "Fund")
CLASS X
Dated April 30, 2021

Effective immediately, Christian Roth no longer serves as a portfolio manager of the Fund and Angie Salam now serves as a portfolio manager of the Fund.

Accordingly, the section of the Prospectus entitled "Fund Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Global Fixed Income team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Joseph Mehlman	Managing Director	November 2008
Angie Salam	Executive Director	July 2021

In addition, the second and third paragraphs in the section of the Prospectus entitled "Fund Details—Fund Management" are hereby deleted and replaced with the following:

The Fund is managed by members of the Global Fixed Income team. The team consists of portfolio managers and analysts. The current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Joseph Mehlman and Angie Salam.

Mr. Mehlman has been associated with the Adviser in an investment management capacity since 2002. Ms. Salam has been associated with the Adviser in an investment management capacity since 2019.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

July 30, 2021

Supplement

SUPPLEMENT DATED JULY 30, 2021 TO THE PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
INCOME PLUS PORTFOLIO (the "Fund")
CLASS Y
Dated April 30, 2021

Effective immediately, Christian Roth no longer serves as a portfolio manager of the Fund and Angie Salam now serves as a portfolio manager of the Fund.

Accordingly, the section of the Prospectus entitled "Fund Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Global Fixed Income team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Joseph Mehlman	Managing Director	November 2008
Angie Salam	Executive Director	July 2021

In addition, the second and third paragraphs in the section of the Prospectus entitled "Fund Details—Fund Management" are hereby deleted and replaced with the following:

The Fund is managed by members of the Global Fixed Income team. The team consists of portfolio managers and analysts. The current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Joseph Mehlman and Angie Salam.

Mr. Mehlman has been associated with the Adviser in an investment management capacity since 2002. Ms. Salam has been associated with the Adviser in an investment management capacity since 2019.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

July 30, 2021

Supplement

SUPPLEMENT DATED JULY 30, 2021 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES INCOME PLUS PORTFOLIO
(the "Fund")
CLASS X AND CLASS Y
Dated April 30, 2021

Effective immediately, Christian Roth no longer serves as a portfolio manager of the Fund and Angie Salam now serves as a portfolio manager of the Fund.

Accordingly, the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Fund Management—Other Accounts Managed by Portfolio Managers as of December 31, 2020 (unless otherwise indicated)" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Income Plus
Joseph Mehlman	4	$1.5 billion	31	$7.2 billion	48(1)	$15.2 billion(1)
Angie Salam*	0	$0	0	$0	0	$0

*  As of May 31, 2021.

(1)  Of these other accounts, six accounts with a total of approximately $2.7 billion in assets had performance-based fees.

In addition, the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Fund Management—Securities Ownership of Portfolio Managers" is hereby deleted and replaced with the following:

Fund and Portfolio Managers	Fund Holdings
Income Plus
Joseph Mehlman	None*
Angie Salam**	None

*  Not included in the table above, the portfolio manager has made investments in one or more other mutual funds managed by the same portfolio management team pursuant to a similar strategy.

**  As of May 31, 2021.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.